Income taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income taxes
Schedule of net deferred tax liability
	September 30,	December 31,
	2025	2024

Property, plant and equipment	$130	$130
Other	309	313
Total deferred tax liabilities	439	443
Provisions and reserves	(406)	(395)
Net deferred tax liabilities	$33	$48